Share-based compensation (Tables)	12 Months Ended
May 31, 2019
Share-based compensation
Schedule of share based compensation

	For the year ended
	May 31,
	2019	2018
Amounts charged to share-based payment reserve in respect of share-based compensation	$24,078	$15,780
Share-based compensation accrued	187	(44)
Share-based compensation issued on behalf of a related party	—	(32)
Shares for services compensation	—	187
Deferred share units expensed in the period	588	1,983
Restricted share units expensed in the period	1,227	—
	$26,080	$17,874